Shareholders' Equity (Additional Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 26, 2001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	481,791		481,791
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date	95.00%		95.00%
Common Stock, Authorized Shares Repurchase				607,754
Stock Repurchase Program Cumulative Number Of Shares Repurchased	334,965		334,965
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Vested In Percentage	100.00%		100.00%
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Grant During Period Percentage	50.00%		50.00%
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Cash Credit Entitlement Percentage	50.00%		50.00%
Unrecognized Stock Expenses In Restricted Stock	$ 1,112	$ 601	$ 101
Restricted Share Grants (in shares)	29,170	30,019
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period Percentage	33.30%
Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retained Earnings, Unappropriated			$ 26,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	500,000		500,000